Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Timing of Stock Option and other Equity Award Grants
Timing of Stock Option and other Equity Award Grants
Although the Company does not have a formal policy regarding the timing of awards of stock options, stock appreciation rights (“SARs”) and/or similar option-like instruments grants to the Company’s named executive officers, the Company does not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, the Company does not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any award to the Company's named executive officers.